Summary of Significant Accounting Policies - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 26,177	¥ 7,104	¥ 9,159
Loss pertaining to finance receivables	19,703	20,635	19,117
Interest income generated from financing receivables	183,709	125,963	70,228
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 37,416	¥ 36,786	¥ 14,097
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	3 years